UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  April 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
THE USAA MONEY MARKET FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2006

[LOGO OF USAA]
    USAA(R)

                             USAA MONEY MARKET Fund

                                             [GRAPHIC OF USAA MONEY MARKET FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA MONEY MARKET FUND
APRIL 30, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of bonds, notes, and certificates of deposit. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

              CD      Certificate of Deposit
              COP     Certificate of Participation
              GO      General Obligation
              IDA     Industrial Development Authority/Agency
              IDB     Industrial Development Board
              IDRB    Industrial Development Revenue Bond
              MFH     Multifamily Housing
              MLO     Municipal Lease Obligation
              MTN     Medium-Term Note
              RB      Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

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                   (continued)

USAA MONEY MARKET FUND
APRIL 30, 2006 (UNAUDITED)

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from one of the following:
                      Freddie Mac, General Electric Co., or New York State GO.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: AmSouth Bank, N.A., Citizens Bank, JPMorgan Chase Bank, N.A., Sheffield Receivables Corp., or Wachovia Bank, N.A.

              (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the value of the security.

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                               COUPON OR
   AMOUNT    SECURITY                                                               DISCOUNT RATE        MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (20.3%)

             CONSUMER FINANCE (0.5%)
  $20,000    SLM Corp., MTN, Series A                                                        3.50%      9/30/2006     $   19,889
                                                                                                                      ----------
             DIVERSIFIED BANKS (12.1%)
   25,000    American Express Centurion Bank, CD                                             5.02       7/21/2006         25,000
   25,000    Associated Bank, CD                                                             4.82       5/11/2006         25,000
   25,000    Associated Bank, CD                                                             4.86       5/17/2006         25,000
   25,000    Associated Bank, CD                                                             5.00       6/26/2006         25,000
   25,000    Bank of Tokyo-Mitsubishi, Ltd., New York Branch, Yankee CD(d)                   4.80       5/10/2006         25,000
   25,000    Bank of Tokyo-Mitsubishi, Ltd., New York Branch, Yankee CD(d)                   5.00       6/05/2006         25,000
   25,000    Barclays Bank plc, New York Branch Institutional, Yankee CD(d)                  4.98       6/29/2006         25,000
   25,000    BNP Paribas, Chicago Branch, Yankee CD(d)                                       4.63       7/10/2006         25,000
   20,000    Canadian Imperial Bank of Commerce, New York Branch, Yankee CD(d)               4.51      10/13/2006         20,000
   25,000    Depfa Bank plc, New York Branch, Yankee CD(d)                                   4.69       5/03/2006         25,000
   25,000    Depfa Bank plc, New York Branch, Yankee CD(d)                                   4.70       5/15/2006         25,000
   25,000    Depfa Bank plc, New York Branch, Yankee CD(d)                                   4.94       6/13/2006         25,000
   25,000    Depfa Bank plc, New York Branch, Yankee CD(d)                                   4.69       7/14/2006         25,000
   25,000    Dresdner Bank AG New York, Yankee CD(d)                                         4.83       5/15/2006         25,000
   15,000    First Tennessee Bank, CD                                                        4.84       5/15/2006         15,000
   25,000    First Tennessee Bank, CD                                                        4.95       6/20/2006         25,000
   25,000    First Tennessee Bank, CD                                                        4.96       6/21/2006         25,000
   20,000    First Tennessee Bank, CD                                                        5.02       7/20/2006         20,000
   20,000    Nordea Bank AB Finland, New York Branch, Yankee CD(d)                           4.54      10/13/2006         19,978
   25,000    Regions Bank, CD                                                                5.00      12/19/2006         25,000
   25,000    Royal Bank of Canada, New York Branch, Yankee CD(d)                             4.78      12/01/2006         25,001
                                                                                                                      ----------
                                                                                                                         499,979
                                                                                                                      ----------
             DIVERSIFIED CAPITAL MARKETS (0.6%)
   25,000    UBS AG Stamford Branch Institutional, Yankee CD(d)                              4.80       5/12/2006         25,000
                                                                                                                      ----------
             GENERAL OBLIGATION (0.2%)
    7,900    Commonwealth of Massachusetts, GO, Series D                                     4.25       7/01/2006          7,897
                                                                                                                      ----------
             INVESTMENT BANKING & BROKERAGE (0.8%)
   35,000    Credit Suisse, Yankee CD(d)                                                     4.96       7/05/2006         35,000
                                                                                                                      ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
   25,000    Toronto Dominion, Yankee CD(d)                                                  5.01       8/08/2006         25,000
   25,000    Toronto Dominion, Yankee CD(d)                                                  5.17      10/16/2006         25,001
                                                                                                                      ----------
                                                                                                                          50,001
                                                                                                                      ----------
             REGIONAL BANKS (4.8%)
   25,000    Natexis Banques Populaires, New York Branch, Yankee CD(d)                       4.85       5/30/2006         25,000
   25,000    Natexis Banques Populaires, New York Branch, Yankee CD(d)                       5.23      10/27/2006         25,000
   25,000    Natexis Banques Populaires, New York Branch, Yankee CD(d)                       4.77      11/17/2006         25,000
   26,815    PNC Funding Corp., Senior Notes                                                 5.75       8/01/2006         26,873
   25,000    Wells Fargo Bank N.A., CD                                                       4.92       6/30/2006         25,000
   25,000    Wells Fargo Bank N.A., CD                                                       4.85       1/30/2007         25,000
   25,000    Wilmington Trust Co., CD                                                        4.69       7/19/2006         25,000
   20,000    Wilmington Trust Co., CD                                                        4.81       8/02/2006         20,000
                                                                                                                      ----------
                                                                                                                         196,873
                                                                                                                      ----------
             THRIFTS & MORTGAGE FINANCE (0.1%)
    6,170    Countrywide Home Loans, Inc., MTN, Series J                                     5.50       8/01/2006          6,179
                                                                                                                      ----------
             Total fixed-rate instruments (cost: $840,818)                                                               840,818
                                                                                                                      ----------

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                               COUPON OR
   AMOUNT    SECURITY                                                               DISCOUNT RATE        MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
             COMMERCIAL PAPER (21.8%)

             AGRICULTURAL PRODUCTS (0.6%)
  $25,000    Louis Dreyfus Corp., Notes, Series A (LOC - Barclays Bank plc)                  4.79%      5/11/2006     $   24,967
                                                                                                                      ----------
             ASSET-BACKED FINANCING (10.9%)
   44,575    Bavaria TRR Corp.(a,b)                                                          4.80       5/05/2006         44,551
   30,000    Bavaria TRR Corp.(a,b)                                                          5.04       5/22/2006         29,914
   24,675    Check Point Charlie, Inc.(a,b)                                                  4.81       5/12/2006         24,639
   15,000    Check Point Charlie, Inc.(a,b)                                                  4.79       5/16/2006         14,970
   25,000    Check Point Charlie, Inc.(a,b)                                                  4.88       5/17/2006         24,946
   19,500    Check Point Charlie, Inc.(a,b)                                                  4.87       5/18/2006         19,455
   15,000    Check Point Charlie, Inc.(a,b)                                                  4.86       6/01/2006         14,937
   10,000    Check Point Charlie, Inc.(a,b)                                                  4.95       7/07/2006          9,908
   15,100    Lockhart Funding LLC(a,b)                                                       4.67       5/02/2006         15,098
   18,208    Lockhart Funding LLC(a,b)                                                       4.80       5/12/2006         18,181
   23,715    Lockhart Funding LLC(a,b)                                                       4.77       5/17/2006         23,665
   10,000    Lockhart Funding LLC(a,b)                                                       4.82       5/18/2006          9,977
   10,000    Lockhart Funding LLC(a,b)                                                       4.94       5/23/2006          9,970
   20,000    Lockhart Funding LLC(a,b)                                                       4.81       6/02/2006         19,915
   15,000    Lockhart Funding LLC(a,b)                                                       4.94       6/19/2006         14,899
    5,500    Lockhart Funding LLC(a,b)                                                       4.95       6/20/2006          5,462
   20,000    Sheffield Receivables Corp.(a,b)                                                4.85       5/19/2006         19,951
   20,000    Sunbelt Funding Corp.(a,b)                                                      4.69       5/11/2006         19,974
   15,000    Sunbelt Funding Corp.(a,b)                                                      4.75       5/12/2006         14,978
   25,000    Sunbelt Funding Corp.(a,b)                                                      4.81       5/16/2006         24,950
   12,000    Sunbelt Funding Corp.(a,b)                                                      4.83       5/17/2006         11,974
   20,000    Sunbelt Funding Corp.(a,b)                                                      5.03       6/14/2006         19,880
   15,000    Sunbelt Funding Corp.(a,b)                                                      4.96       6/21/2006         14,895
   12,500    Sunbelt Funding Corp.(a,b)                                                      4.94       6/26/2006         12,404
   11,675    Windmill Funding Corp.(a,b)                                                     4.77       5/04/2006         11,670
                                                                                                                      ----------
                                                                                                                         451,163
                                                                                                                      ----------
             DIVERSIFIED BANKS (5.7%)
   21,000    Barclays US Funding, LLC                                                        4.70       5/24/2006         20,937
   25,000    Barclays US Funding, LLC                                                        4.85       6/05/2006         24,882
   25,000    Barclays US Funding, LLC                                                        4.88       6/12/2006         24,858
   25,000    Central American Bank for Economic Integration
                (LOC - Barclays Bank plc)                                                    4.72       5/30/2006         24,905
   30,000    Central American Bank for Economic Integration
                (LOC - Barclays Bank plc)                                                    4.70       6/15/2006         29,824
   20,000    Gotham Funding Corp.(a,b)                                                       4.86       5/16/2006         19,959
   16,932    Gotham Funding Corp.(a,b)                                                       4.86       5/19/2006         16,891
   11,961    Long Lane Master Trust IV, Series A(a,b)                                        4.78       5/05/2006         11,955
   14,724    Long Lane Master Trust IV, Series A(a,b)                                        4.92       6/07/2006         14,650
   21,000    Long Lane Master Trust IV, Series A(a,b)                                        4.92       6/27/2006         20,836
   25,000    Macquarie Bank Ltd., Floating-Rate Extendible Notes(a,b)                        5.04       7/28/2006         24,692
                                                                                                                      ----------
                                                                                                                         234,389
                                                                                                                      ----------
             DIVERSIFIED CAPITAL MARKETS (0.6%)
   25,000    UBS Finance, Inc.                                                               4.77       5/09/2006         24,973
                                                                                                                      ----------
             EDUCATION (0.2%)
    8,000    Brown Univ., Series A                                                           4.80       5/05/2006          7,996
                                                                                                                      ----------
             ELECTRIC UTILITIES (0.4%)
   16,948    Georgia Transmission Corp.(a,b)                                                 4.73       5/04/2006         16,941
                                                                                                                      ----------

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                               COUPON OR
   AMOUNT    SECURITY                                                               DISCOUNT RATE        MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
             ELECTRIC/GAS UTILITY (1.1%)
  $16,851    New York Power Auth., Series 3(a,b)                                             4.77%      5/10/2006     $   16,831
   30,000    New York Power Auth., Series 3(a,b)                                             4.81       5/16/2006         29,940
                                                                                                                      ----------
                                                                                                                          46,771
                                                                                                                      ----------
             HEALTH CARE FACILITIES (0.6%)
    5,000    Medical Building Funding IV, LLC (LOC - KBC Bank N.V.)                          5.06       5/22/2006          4,985
   20,000    Trinity Health Corp.                                                            4.80       5/15/2006         19,963
                                                                                                                      ----------
                                                                                                                          24,948
                                                                                                                      ----------
             HOSPITAL (0.5%)
   20,000    Kaiser Foundation Hospitals                                                     4.92       5/01/2006         20,000
                                                                                                                      ----------
             MULTI-UTILITIES (0.2%)
    7,801    WPS Resources Corp.(a,b)                                                        4.90       5/17/2006          7,784
                                                                                                                      ----------
             MUNICIPAL FINANCE (0.4%)
   15,000    New York Job Development Auth., Series H (NBGA)                                 4.63       5/09/2006         14,985
                                                                                                                      ----------
             REGIONAL BANKS (0.6%)
   12,000    Zions Bancorp                                                                   5.00       6/15/2006         11,925
   15,000    Zions Bancorp                                                                   5.01       6/26/2006         14,883
                                                                                                                      ----------
                                                                                                                          26,808
                                                                                                                      ----------
             Total commercial paper (cost: $901,725)                                                                     901,725
                                                                                                                      ----------
             PUT BONDS (3.2%)

             AUTOMOBILE MANUFACTURERS (0.4%)
   15,000    BMW US Capital, LLC, Notes(b)                                                   4.15       6/07/2016         15,005
                                                                                                                      ----------
             DIVERSIFIED BANKS (0.6%)
   25,000    M&I Marshall & Ilsley Bank, Puttable Reset Securities                           5.18      12/15/2016         25,054
                                                                                                                      ----------
             INTEGRATED OIL & GAS (1.3%)
   14,000    California Pollution Control Financing Auth.
                Environmental Improvement RB, Series 1997(b)                                 4.72      12/01/2032         14,000
   12,000    California Pollution Control Financing Auth.
                Environmental Improvement RB, Series 1997(b)                                 4.81      12/01/2032         12,000
   27,000    California Pollution Control Financing Auth.
                Environmental Improvement RB, Series 1997(b)                                 4.80      12/01/2032         27,000
                                                                                                                      ----------
                                                                                                                          53,000
                                                                                                                      ----------
             OIL & GAS REFINING & MARKETING (0.9%)
   18,085    IDB of the Parish of Calcasieu, LA, Inc., Environmental RB,
                Series 1996 (LOC - BNP Paribas)                                              4.81       7/01/2026         18,085
   20,000    IDB of the Parish of Calcasieu, LA, Inc., Environmental RB,
                Series 1996 (LOC - BNP Paribas)                                              4.81       7/01/2026         20,000
                                                                                                                      ----------
                                                                                                                          38,085
                                                                                                                      ----------
             Total put bonds (cost: $131,144)                                                                            131,144
                                                                                                                      ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                               COUPON OR
   AMOUNT    SECURITY                                                               DISCOUNT RATE        MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (36.5%)

             AGRICULTURAL PRODUCTS (0.2%)
  $10,005    Mississippi Business Finance Corp., RB,
                Series 2002 (LOC - Regions Bank)                                             5.00%      4/01/2012     $   10,005
                                                                                                                      ----------
             AIRPORT SERVICES (0.0%)(e)
    1,065    Shawnee, KS, Private Activity RB,
                Series 1997 (LOC - JPMorgan Chase Bank, N.A.)                                4.83      12/01/2012          1,065
                                                                                                                      ----------
             AIRPORT/PORT (0.3%)
   11,800    Tulsa, OK, Airport Improvement Trust, RB
                (LOC - JPMorgan Chase Bank, N.A.)                                            4.92       6/01/2023         11,800
                                                                                                                      ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    7,045    St. Charles Parish, LA, RB, Series 2002
                (LOC - Federal Home Loan Bank of Dallas)                                     5.35       9/01/2024          7,045
                                                                                                                      ----------
             ASSET-BACKED FINANCING (1.3%)
   10,198    Capital One Funding Corp., Notes,
                Series 1996E (LOC - JPMorgan Chase Bank, N.A.)                               4.90       7/02/2018         10,198
    5,815    Cornerstone Funding Corp. I, Notes, Series 2000B
                (LOC - Fifth Third Bank)                                                     5.09       1/01/2021          5,815
    6,915    Cornerstone Funding Corp. I, Notes, Series 2001D
                (LOC - Fifth Third Bank)                                                     5.04       1/01/2022          6,915
    3,969    Cornerstone Funding Corp. I, Notes,
                Series 2003G (LOC - Huntington National Bank)                                5.24       1/01/2024          3,969
   14,946    Cornerstone Funding Corp. I, Notes, Series 2001B
                (LOC - Fifth Third Bank)                                                     5.04       9/01/2026         14,946
   12,838    Cornerstone Funding Corp. I, Notes, Series 2004A
                (LOC - Fifth Third Bank)                                                     5.04       6/01/2029         12,838
                                                                                                                      ----------
                                                                                                                          54,681
                                                                                                                      ----------
             AUTO PARTS & EQUIPMENT (1.9%)
   15,000    Alabama IDA, RB (LOC - Barclays Bank plc)                                       5.34      10/01/2019         15,000
   10,240    Bardstown, KY, RB, Series 1994 (LOC - Deutsche Bank Trust Co.)                  5.10       6/01/2024         10,240
   11,275    Bardstown, KY, RB, Series 1995 (LOC - Deutsche Bank Trust Co.)                  5.10       3/01/2025         11,275
   42,000    LSP Automotive Systems, LLC, Series 2006
                (LOC - National Bank of South Carolina)                                      5.05       3/01/2021         42,000
                                                                                                                      ----------
                                                                                                                          78,515
                                                                                                                      ----------
             AUTOMOTIVE RETAIL (0.3%)
    6,970    C-MEK Realty, LLC, Taxable Variable-Rate Bonds,
                Series 2002 (LOC - Bank of North Georgia)                                    5.16      12/01/2022          6,970
    4,330    Germain Properties of Columbus, Inc., Option Notes
                (LOC - JPMorgan Chase Bank, N.A.)                                            4.94       3/01/2031          4,330
                                                                                                                      ----------
                                                                                                                          11,300
                                                                                                                      ----------
             BROADCASTING & CABLE TV (0.4%)
   10,900    New Jersey Economic Development Auth., RB, Series 1997A (NBGA)(b)               4.81      10/01/2021         10,900
    6,000    New Jersey Economic Development Auth., RB,
                Series 1997B (LOC - JPMorgan Chase Bank, N.A.)                               4.81      10/01/2021          6,000
                                                                                                                      ----------
                                                                                                                          16,900
                                                                                                                      ----------
             BUILDINGS (0.4%)
    8,500    Downtown Marietta Development Auth., GA, RB, Series 1996B (LIQ)                 5.06       7/01/2021          8,500
    8,565    Greenville, SC, Memorial Auditorium District Public Facilities,
                COP (MLO), Series 1996C (LOC - Bank of America, N.A.)                        4.97       9/01/2017          8,565
                                                                                                                      ----------
                                                                                                                          17,065
                                                                                                                      ----------
             CASINOS & GAMING (1.0%)
   41,830    Detroit, MI, Economic Development Corp., RB,
                Series 1999C (LOC - National City Bank of the Midwest)                       5.05       5/01/2009         41,830
                                                                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                               COUPON OR
   AMOUNT    SECURITY                                                               DISCOUNT RATE        MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
             COMMUNITY SERVICE (0.2%)
  $ 6,000    Roman Catholic Diocese of Raleigh, NC, Notes,
                Series A (LOC - Bank of America, N.A.)                                       5.05%      6/01/2018     $    6,000
                                                                                                                      ----------
             CONSTRUCTION & ENGINEERING (0.7%)
   23,325    Dynetics, Inc., Variable/Fixed-Rate Promissory Notes,
                Series 2004 (LOC - Compass Bank)                                             4.98      12/01/2026         23,325
    6,225    Liliha Parking Co., LP, RB, Series 1994 (LOC - First Hawaiian Bank)             5.48       8/01/2024          6,225
                                                                                                                      ----------
                                                                                                                          29,550
                                                                                                                      ----------
             DEPARTMENT STORES (0.8%)
   31,320    Belk, Inc., RB, Series 1998 (LOC - Wachovia Bank, N.A.)                         5.00       7/01/2008         31,320
                                                                                                                      ----------
             DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
    5,540    Variable-Rate Taxable Demand Notes,
                Series 1999 (LOC - FirstMerit Bank, N.A.)                                    4.99       4/01/2020          5,540
                                                                                                                      ----------
             DIVERSIFIED METALS & MINING (0.5%)
   12,000    Prince Metal Stamping USA, Inc., Variable-/Term-Rate Notes,
                Series 2004 (LOC - Bank of Nova Scotia)                                      4.98       3/01/2024         12,000
    8,435    Webster, KY, Taxable Variable-Rate Demand Industrial RB,
                Series 2004 (LOC - Regions Bank)                                             4.90      11/01/2024          8,435
                                                                                                                      ----------
                                                                                                                          20,435
                                                                                                                      ----------
             EDUCATION (1.2%)
   10,260    Massachusetts Development Finance Agency, RB, Series 2005B (INS)(LIQ)           5.10       7/01/2014         10,260
    9,515    Oklahoma City Industrial & Cultural Facilities Trust, Variable-Rate
                Demand Bonds, Series 2005A (LOC - Bank of America, N.A.)                     4.93       9/15/2016          9,515
   15,000    Pepperdine Univ., Bonds, Series 2002B                                           5.10       8/01/2037         15,000
    4,050    Rockland County, NY, IDA Civic Facility, RB,
                Series 2004B (LOC - Commerce Bank, N.A.)                                     5.10       5/01/2034          4,050
    6,300    Savannah College of Art and Design, Inc., RB,
                Series 2004 (LOC - Bank of America, N.A.)                                    5.00       4/01/2024          6,300
    5,700    Univ. of Alabama, General RB, Series 2004-B (INS)(LIQ)                          5.00       7/01/2009          5,700
                                                                                                                      ----------
                                                                                                                          50,825
                                                                                                                      ----------
             EDUCATIONAL SERVICES (1.5%)
    7,000    Glendale, AZ, IDA RB, Series 2005A (LOC - Bank of New York)                     4.93       7/01/2035          7,000
   20,000    Gwinnett Instructional SC, LLC, RB, Series 2005
                (LOC - Allied Irish Banks plc)                                               5.01       1/01/2031         20,000
   14,900    Loanstar Assets Partners, LP, RB,
                Series 2005A (LOC - State Street Bank & Trust Co.)(b)                        4.87       2/01/2041         14,900
   13,250    Mesivta Yeshiva Rabbi Chaim Berlin, RB,
                Series 2005 (LOC - Allied Irish Banks plc)                                   4.97      11/01/2035         13,250
    8,505    Yamhill County, Taxable Variable-Rate Demand RB,
                Series 2005B (LOC - Bank of America, N.A.)                                   4.93      10/01/2020          8,505
                                                                                                                      ----------
                                                                                                                          63,655
                                                                                                                      ----------
             ELECTRIC/GAS UTILITY (0.9%)
   23,735    Municipal Gas Auth. of Georgia, RB,
                Series 2003A (LOC - JPMorgan Chase Bank, Wachovia Bank, N.A.)                5.03       2/01/2015         23,735
   12,560    Southeast Alabama Gas District, General System RB,
                Series 2003A (INS)(LIQ)                                                      4.98       6/01/2023         12,560
                                                                                                                      ----------
                                                                                                                          36,295
                                                                                                                      ----------
             FOOD DISTRIBUTORS (1.7%)
   12,100    Classic City Beverages, LLC, Taxable Variable-Rate Bonds,
                Series 2003 (LOC - Columbus Bank & Trust Co.)                                5.01       8/01/2018         12,100
   26,000    Henry County, GA, Development Auth., RB,
                Series 2004 (LOC - Columbus Bank & Trust Co.)                                5.01       8/01/2029         26,000

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                               COUPON OR
   AMOUNT    SECURITY                                                               DISCOUNT RATE        MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $ 9,000    Jackson Beverages, LLC, Taxable Variable-Rate Bonds,
                Series 2005 (LOC - Columbus Bank & Trust Co.)                                5.01%      2/01/2020     $    9,000
   10,250    Macon Beverage Co., LLC, Taxable Variable-Rate Bonds,
                Series 2004 (LOC - Columbus Bank & Trust Co.)                                5.01       4/01/2019         10,250
   13,900    North Georgia Distributing Co., LLC, Taxable Variable-Rate Bonds,
                Series 2003 (LOC - Columbus Bank & Trust Co.)                                5.01       8/01/2018         13,900
                                                                                                                      ----------
                                                                                                                          71,250
                                                                                                                      ----------
             GENERAL MERCHANDISE STORES (0.4%)
   17,000    Laguna Development Corp., NM, Variable-Rate Demand Bonds,
                Series 2005 (LOC - JPMorgan Chase Bank, N.A.)                                4.87      12/01/2020         17,000
                                                                                                                      ----------
             HEALTH CARE FACILITIES (2.8%)
   11,445    Baptist Medical Plaza Associates, Taxable Variable-Rate Demand Bonds,
                Series 1997 (LOC - KBC Bank N.V.)                                            5.04       6/01/2017         11,445
   17,640    Bronson Lifestyle Improvement & Research Center, Notes,
                Series A (LOC - Fifth Third Bank)                                            4.94       9/01/2030         17,640
    8,180    California Statewide Communities Development Auth., RB,
                Series 2002-B (LOC - Allied Irish Banks plc)                                 5.04      11/15/2042          8,180
    6,080    Centrastate Medical Arts Building, LLC, Demand Bonds,
                Series 2000 (LOC - Commerce Bank, N.A.)                                      5.14      12/01/2025          6,080
   15,000    Chestnut Hill Benevolent Association, RB,
                Taxable Variable-Rate Demand Bonds,
                Series 2005 (LOC - Banknorth, N.A.)                                          5.12       2/01/2035         15,000
    6,730    Crystal Clinic, Notes, Series 2000 (LOC - FirstMerit Bank, N.A.)                4.99       4/01/2020          6,730
    5,455    Dunn Nursing Home,Inc., Taxable Variable-Rate Secured Notes,
                Series 2002 (LOC - Federal Home Loan Bank of Atlanta)                        5.00       2/01/2024          5,455
   13,710    Infirmary Health Systems Special Care, RB,
                Series 2000B (LOC - Regions Bank)                                            5.00       1/01/2024         13,710
    6,990    MCE MOB IV LP, Demand Notes, Series 2002 (LOC - National City Bank)             4.94       8/01/2022          6,990
    6,900    Palmetto NW, LLC, Secured Promissory Notes
                (LOC - National Bank of South Carolina)                                      5.07       5/01/2029          6,900
    8,820    Sprenger Enterprises, Floating-Rate Option Notes
                (LOC - JPMorgan Chase Bank, N.A.)                                            4.90      10/01/2035          8,820
    1,625    St. Francis Healthcare Foundation, HI, Floating-Rate Notes
                (LOC - First Hawaiian Bank)                                                  5.48       8/01/2012          1,625
    3,300    Univ.Hospitals Trust,RB,
                Series 2005B (LOC - Bank of America, N.A.)                                   4.93       8/15/2021          3,300
    5,700    West Side Surgical Properties, LLC,
                Series 2006 (LOC - Huntington National Bank)                                 5.10       9/01/2027          5,700
                                                                                                                      ----------
                                                                                                                         117,575
                                                                                                                      ----------
             HEAVY ELECTRICAL EQUIPMENT (0.5%)
   20,000    Mississippi Business Finance Corp., IDRB,
                Series 2005 (LOC - AmSouth Bank, N.A.)                                       5.01       4/01/2020         20,000
                                                                                                                      ----------
             HOME FURNISHINGS (0.3%)
    3,800    Bernalillo County, NM, Industrial RB,
                Series 2005A (LOC - Bank of America, N.A.)                                   4.93       9/01/2030          3,800
    9,690    Standard Furniture Manufacturing Co., Inc., Promissory Notes,
                Series 2002 (LOC - AmSouth Bank, N.A.)                                       5.10       9/01/2014          9,690
                                                                                                                      ----------
                                                                                                                          13,490
                                                                                                                      ----------
             HOME IMPROVEMENT RETAIL (0.2%)
    9,000    Brookhaven, NY, IDA, Taxable Intercounty Associates, RB
                (LOC - North Fork Bank)                                                      5.30       1/01/2025          9,000
                                                                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                               COUPON OR
   AMOUNT    SECURITY                                                               DISCOUNT RATE        MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
             HOSPITAL (0.4%)
  $14,400    Indiana Health Facility Financing Auth., RB,
                Series 1999B (LOC - Bank of America, N.A.)                                   5.05%      1/01/2019     $   14,400
                                                                                                                      ----------
             HOTELS, RESORTS, & CRUISE LINES (0.3%)
    7,905    Alprion, LLC, Demand Bonds,
                Series 2004 (LOC - Federal Home Loan Bank of Topeka)                         5.08      10/01/2034          7,905
    5,900    Connecticut Development Auth., RB,
                Series 2006B (LOC - Banknorth, N.A.)                                         5.00      12/01/2028          5,900
                                                                                                                      ----------
                                                                                                                          13,805
                                                                                                                      ----------
             HOUSEHOLD APPLIANCES (0.3%)
   12,000    Mississippi Business Finance Corp., IDRB,
                Series 2000 (LOC - Bank of America, N.A.)                                    5.09       6/01/2015         12,000
                                                                                                                      ----------
             INDUSTRIAL CONGLOMERATES (0.3%)
   14,000    Mississippi Business Finance Corp., IDRB, Series 1998(b)                        4.81       2/01/2023         14,000
                                                                                                                      ----------
             INDUSTRIAL GASES (0.1%)
    4,700    Sandhill Group, LLC, Option Notes, Series 2003 (LOC - Regions Bank)             5.00      12/01/2013          4,700
                                                                                                                      ----------
             INDUSTRIAL MACHINERY (1.1%)
   25,000    Hampton Hydraulics, LLC, Promissory Notes,
                Series 2003 (LOC - AmSouth Bank, N.A.)                                       5.06       4/01/2013         25,000
    9,975    Savannah, GA, Economic Development Auth., RB,
                Series 1998 (LOC - Wachovia Bank, N.A.)                                      5.00       6/01/2018          9,975
   10,200    Sterling Pipe & Tube, Inc., Notes,
                Series 2000 (LOC - National City Bank)                                       4.99      11/01/2012         10,200
                                                                                                                      ----------
                                                                                                                          45,175
                                                                                                                      ----------
             LEISURE FACILITIES (2.4%)
    7,700    Bloomingdale Life Time Fitness, LLC, RB,
                Series 2000 (LOC - JPMorgan Chase Bank, N.A.)                                4.88       1/01/2020          7,700
    4,838    Cornerstone Funding Corp. I, Notes,
                Series 2003D (LOC - Wells Fargo Bank, N.A.)                                  5.01       7/01/2024          4,838
    3,959    Cornerstone Funding Corp. I, Notes, Series 2003I (LOC - Fifth Third Bank)       5.09       8/01/2025          3,959
   11,750    First Assembly of God, Taxable Variable-Rate Demand Bonds,
                Series 2004 (LOC - Regions Bank)                                             5.00      12/01/2029         11,750
    8,150    First Church of God, Notes, Series 2002 (LOC - Huntington National Bank)        5.10      10/03/2022          8,150
   10,285    Harvest Bible Chapel, Demand RB, Series 2004 (LOC - Fifth Third Bank)           4.93      10/01/2030         10,285
   30,700    Olympic Club, RB, Series 2002 (LOC - Allied Irish Banks plc)                    5.04      10/01/2032         30,700
    4,260    Pavilion Inc., Notes, Series 2000 (LOC - Old National Bank)                     5.55      11/01/2025          4,260
   16,900    TP Racing, LLLP, Floating-Rate Option Notes,
                Series 2000 (LOC - JPMorgan Chase Bank, N.A.)                                4.94       6/01/2030         16,900
                                                                                                                      ----------
                                                                                                                          98,542
                                                                                                                      ----------
             LEISURE PRODUCTS (0.2%)
    7,775    McDuffie County, GA, Development Auth., RB, Series 2002 (LOC - Regions Bank)    5.00       8/01/2022          7,775
                                                                                                                      ----------
             MULTIFAMILY HOUSING (1.1%)
    9,825    Los Angeles, CA, Community Redevelopment Agency MFH, RB,
                Series 2003B (LOC - Bank of America, N.A.)                                   4.90      10/15/2038          9,825
    6,550    Mulberry Brighton Park Apts., LLC, Taxable Variable-Rate Bonds,
                Series 2006 (LOC - Columbus Bank & Trust Co.)                                5.02       2/01/2021          6,550
   12,900    New York City Housing Development Corp., MFH Taxable RB,
                Series 2005B (NBGA)                                                          4.82      12/01/2035         12,900
   12,600    New York Housing Finance Agency, RB,
                Series 2003J (LOC - Landesbank Hessen-Thuringen)                             4.85       3/15/2011         12,600
    5,300    New York Housing Finance Agency, RB, Series 2005A (LOC - Bank of America, N.A.) 4.85      11/01/2038          5,300
                                                                                                                      ----------
                                                                                                                          47,175
                                                                                                                      ----------

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                               COUPON OR
   AMOUNT    SECURITY                                                               DISCOUNT RATE        MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
             NURSING/CCRC (1.1%)
  $19,865    Chestnut Partnership, Bonds, Series 1999
                (LOC - La Salle National Bank, N.A.)                                         4.93%      1/01/2029     $   19,865
    8,490    Cleveland-Cuyahoga County, OH, Port. Auth., RB,
                Series 2005 (LOC - National City Bank)                                       5.04      11/15/2035          8,490
    5,065    District of Columbia, RB, Series 2005B (LOC - Unicredito Italiano)              5.10      10/01/2020          5,065
    5,600    Lincolnwood Funding Corp., RB, Series 1995A
                (LOC - Wachovia Bank, N.A.)                                                  5.10       8/01/2015          5,600
    7,185    Terre Haute, IN, RB, Series 2002D (LOC - Huntington National Bank)              5.25       8/01/2032          7,185
                                                                                                                      ----------
                                                                                                                          46,205
                                                                                                                      ----------
             PACKAGED FOODS & MEAT (0.1%)
    1,845    Atlanta Bread Co. International, Inc., Notes
                (LOC - Columbus Bank & Trust Co.)                                            5.07       9/01/2023          1,845
                                                                                                                      ----------
             PAPER PRODUCTS (0.3%)
    9,645    Bancroft Bag, Inc., Notes (LOC - JPMorgan Chase Bank, N.A.)                     4.94       6/01/2035          9,645
    3,810    Mac Papers, Inc., Demand Bonds, Series 1995
                (LOC - Wachovia Bank, N.A.)                                                  5.05       8/03/2015          3,810
                                                                                                                      ----------
                                                                                                                          13,455
                                                                                                                      ----------
             PROPERTY & CASUALTY INSURANCE (1.7%)
   70,000    Alfa Corp., Promissory Notes, Series 2002(b)                                    5.22       6/01/2017         70,000
                                                                                                                      ----------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (7.3%)
    3,602    Baron Investments, Ltd., Notes,
                Series 2004 (LOC - Federal Home Loan Bank of Dallas)                         5.08      10/01/2024          3,602
   12,085    BBN Holdings, LLC, Demand Notes, Series 2004
                (LOC - AmSouth Bank, N.A.)                                                   5.10       6/01/2029         12,085
    3,940    CAH Holdings, Inc., Notes, Series 2003 (LOC - First Commercial Bank)            5.22       8/01/2028          3,940
    2,889    Cornerstone Funding Corp. I, Notes, Series 2004E
                (LOC - Charter One Bank)                                                     5.09      12/01/2030          2,889
   12,665    Dellagnese Properties LLC, Demand Notes,
                Series 2000 (LOC - FirstMerit Bank, N.A.)                                    4.99      11/01/2025         12,665
    5,895    Dennis E. Eash and Florida O. Eash, Taxable Floating-Rate Bonds,
                Series 2005 (LOC - Hancock Bank)                                             5.18       4/01/2025          5,895
   14,855    Exchange at Hammond LLC, Bonds, Series 2002
                (LOC - Bank of North Georgia)                                                5.11       8/01/2022         14,855
   18,070    Fairway Park Properties LLC, Notes, Series 2001
                (LOC - National City Bank)                                                   4.99      10/15/2026         18,070
    9,250    Fiore Capital, LLC, Taxable Variable-Rate Demand Notes,
                Series 2005-A (LOC - M&I Marshall & Ilsley Bank)                             5.00       8/01/2045          9,250
    7,000    Freightliner Finance, LLC, Taxable Floating-Rate Option Notes
                (LOC - Huntington National Bank)                                             5.05      11/01/2030          7,000
    6,860    Houston County, GA, IDA, RB, Series 1997 (LOC - Wachovia Bank, N.A.)            5.03       8/01/2012          6,860
   14,035    JPV Capital, LLC, Notes, Series 2001A (LOC - LaSalle Bank Midwest)              5.00       7/01/2041         14,035
    5,610    Kederike Financial Group, LLC, Bonds, Series 2002A
                (LOC - Compass Bank)                                                         5.10       7/01/2022          5,610
   24,510    Mayfair at Great Neck, NY, Bonds,
                Series 1997 (LOC - Manufacturers & Traders Trust)                            4.90       1/01/2023         24,510
   11,205    Peachtree-Dunwoody Properties, LLC, Demand Bonds,
                Series 2003 (LOC - Bank of North Georgia)                                    5.07       3/01/2023         11,205
   18,980    PHF Investments, LLC, Demand Notes,
                Series 2004A (LOC - Associated Bank, N.A.)                                   5.05       6/01/2044         18,980
    9,280    Pierce Memorial Baptist Home, Inc., Bonds,
                Series 1999 (LOC - La Salle National Bank, N.A.)                             4.93      10/01/2028          9,280
    8,760    SBAR-Piperno Co., RB, Series 1998 (LOC - Wachovia Bank, N.A.)                   5.05       9/01/2012          8,760
   40,000    Sea Island Co. and Sea Island Coastal Properties, LLC, Notes,
                Series 2003 (LOC - Columbus Bank & Trust Co.)                                5.07       4/01/2023         40,000
   21,080    SF Tarns, LLC, RB, Series 2000 (LOC - LaSalle Bank Midwest)                     5.04      12/01/2025         21,080
    7,200    Stice-Hill Holding, L.C., Taxable Variable-Rate Bonds,
                Series 2003 (LOC - Hancock Bank of Louisiana)                                4.98      12/01/2023          7,200
   12,305    Thayer Properties, LLC, Bonds, Series 2000
                (LOC - Columbus Bank & Trust Co.)                                            5.01       7/01/2020         12,305
    6,385    Tifton Mall, Inc., Taxable Variable-Rate Bonds,
                Series 1996 (LOC - Columbus Bank & Trust Co.)                                5.01       5/01/2026          6,385
   11,600    Wishbone Partners, LLC, Taxable Floating-Rate Option Notes
                (LOC - Huntington National Bank)                                             5.05      11/01/2025         11,600

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                               COUPON OR
   AMOUNT    SECURITY                                                               DISCOUNT RATE        MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $12,000    WLB, LLC, Bonds, Series 1997 (LOC - Columbus Bank & Trust Co.)                  5.01%      4/01/2047     $   12,000
    2,380    Woodland Park Apartments, LLC, Bonds,
                Series 2001 (LOC - Columbus Bank & Trust Co.)                                5.01       6/01/2031          2,380
                                                                                                                      ----------
                                                                                                                         302,441
                                                                                                                      ----------
             REAL ESTATE TAX/FEE (0.2%)
    8,850    Mississippi Development Bank, Special Obligation Bonds,
                Series 2002 (INS)(LIQ)                                                       5.04       6/01/2032          8,850
                                                                                                                      ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
    3,015    Storagemax Midtown, LLC, Taxable Variable-Rate Secured Notes,
                Series 2003 (LOC - Federal Home Loan Bank of Dallas)                         5.00       5/01/2023          3,015
                                                                                                                      ----------
             SPECIALTY CHEMICALS (0.2%)
    6,500    Gary, IN, Empowerment Zone Bonds,
                Series 2000A (LOC - Federal Home Loan Bank of Chicago)                       5.08       5/11/2020          6,500
                                                                                                                      ----------
             STEEL (0.2%)
    9,370    Indiana Development Finance Auth., RB,
                Series 1998 (LOC - JPMorgan Chase Bank, N.A.)                                4.82       1/01/2009          9,370
                                                                                                                      ----------
             TEXTILES (0.4%)
    6,300    Athens-Clarke County, GA, IDA RB,
                Series 2005 (LOC - Columbus Bank & Trust Co.)                                5.07      11/01/2025          6,300
    4,402    Loma Co., LLC, Floating-Rate Option Notes
                (LOC - JPMorgan Chase Bank, N.A.)                                            4.90      12/01/2008          4,402
    5,105    Superior Health Linens, Inc. & Superior Health Textiles Properties,
                LLP, Notes, Series 2004 (LOC - Associated Bank, N.A.)                        5.30      12/01/2024          5,105
                                                                                                                      ----------
                                                                                                                          15,807
                                                                                                                      ----------
             TRUCKING (0.2%)
    6,805    Iowa 80 Group Inc., Demand Bonds,
                Series 2003 (LOC - Wells Fargo Bank, N.A.)                                   4.92       6/01/2016          6,805
                                                                                                                      ----------
             WATER UTILITIES (0.2%)
    9,900    Connecticut Water Co., Debenture Bonds,
                Series 2004 (LOC - Citizens Bank of Rhode Island)                            4.93       1/04/2029          9,900
                                                                                                                      ----------
             WATER/SEWER UTILITY (0.5%)
   15,690    Hesperia, CA, Public Financing Auth., RB,
                Series 1998A (LOC - Bank of America, N.A.)                                   4.90       6/01/2026         15,690
    2,800    Kern Water Bank Auth., CA, RB,
                Series 2003B (LOC - Wells Fargo Bank, N.A.)                                  4.96       7/01/2028          2,800
                                                                                                                      ----------
                                                                                                                          18,490
                                                                                                                      ----------
             Total variable-rate demand notes (cost: $1,512,396)                                                       1,512,396
                                                                                                                      ----------
             ADJUSTABLE-RATE NOTES (18.4%)

             ASSET-BACKED FINANCING (0.2%)
    9,943    RMAC 2004-NS3 plc, Notes(b)                                                     4.86       9/12/2006          9,943
                                                                                                                      ----------
             CONSUMER FINANCE (3.5%)
   20,000    American General Finance Corp., Floating-Rate Notes(b)                          4.93       5/15/2007         20,000
   30,750    American Honda Finance Corp., Floating-Rate Notes(b)                            4.90       2/20/2007         30,784
   10,000    HSBC Finance Corp., Floating-Rate Notes                                         4.98       5/24/2007         10,000

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                               COUPON OR
   AMOUNT    SECURITY                                                               DISCOUNT RATE        MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $30,000    HSBC Finance Corp., MTN                                                         5.16%     10/27/2006     $   30,009
   25,000    SLM Corp., Floating-Rate Extendible Notes(b)                                    4.86       5/04/2007         25,000
   30,000    SLM Corp., Floating-Rate Notes(b)                                               4.88       5/02/2007         30,000
                                                                                                                      ----------
                                                                                                                         145,793
                                                                                                                      ----------
             DIVERSIFIED BANKS (7.9%)
   25,000    BNP Paribas, Chicago Branch, Extendible Floating-Rate Notes,
                Series 157(b)                                                                4.89       5/19/2007         25,000
   30,000    First Tennessee Bank N.A., Floating-Rate Notes(b)                               4.89       5/17/2007         30,000
   25,000    Macquarie Bank Ltd., Floating-Rate Extendible Notes(b)                          4.95      10/26/2006         25,000
   25,000    Macquarie Bank Ltd., Floating-Rate Notes(b)                                     4.94       5/21/2007         25,000
   20,000    Northern Rock plc, Floating-Rate Notes, Series C(b)                             4.87       5/03/2007         20,000
   50,000    Northern Rock plc, Senior MTN(b)                                                4.94       4/09/2007         50,000
   15,000    Standard Charter Bank plc, CD                                                   4.89       6/16/2006         14,999
   25,000    Washington Mutual Bank, CD                                                      4.96       7/26/2006         25,000
   15,000    Washington Mutual Bank, CD                                                      4.93      12/21/2006         15,002
   75,000    Washington Mutual Bank, FA, Senior Global Notes, Series 5                       4.93       5/24/2006         75,000
   10,000    Wells Fargo & Co., Floating-Rate Notes                                          4.79       5/03/2007         10,000
   10,000    WestLB AG, Floating-Rate Notes(b)                                               4.89       5/10/2007         10,000
                                                                                                                      ----------
                                                                                                                         325,001
                                                                                                                      ----------
             ELECTRIC UTILITIES (1.2%)
   50,000    Baltimore Gas & Electric Co., 1st Refunding Mortgage Bonds                      4.82       9/01/2006         50,000
                                                                                                                      ----------
             LIFE & HEALTH INSURANCE (0.5%)
   20,000    Premium Asset Trust Certificates, Series 2002-4(b)                              5.17       3/08/2007         20,052
                                                                                                                      ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
   20,000    General Electric Capital Corp., Floating-Rate MTN, Series A                     4.95       5/09/2007         20,000
                                                                                                                      ----------
             REGIONAL BANKS (1.8%)
   15,000    Governor and Company of the Bank of Ireland,
                Floating-Rate Extendible Notes(b)                                            4.89       5/18/2007         15,000
   15,000    Islandsbanki HF, Extendible Short-Term Notes
                (acquired 3/31/2006; cost $15,000)((b,c)                                     5.00       3/22/2007         15,000
   25,000    Kaupthing Bank HF, Extendible Short-Term Notes
                (acquired 4/20/2006; cost $25,000)(b,c)                                      4.98       4/20/2007         25,000
   20,000    Natexis Banques Populaires, Floating-Rate Extendible Notes(b)                   4.88       5/14/2007         20,000
                                                                                                                      ----------
                                                                                                                          75,000
                                                                                                                      ----------
             SPECIALIZED FINANCE (1.4%)
   15,000    CIT Group, Inc., Global Senior MTN                                              4.75       5/12/2006         15,000
   23,255    CIT Group, Inc., Global Senior MTN                                              5.15       6/19/2006         23,261
   19,895    CIT Group, Inc., Global Senior MTN, Senior Notes                                5.34       9/22/2006         19,924
                                                                                                                      ----------
                                                                                                                          58,185
                                                                                                                      ----------
             THRIFTS & MORTGAGE FINANCE (1.4%)
   20,000    Countrywide Financial Corp., MTN, Series A                                      4.96       9/13/2006         20,000
    7,321    Countrywide Home Loans, Inc., MTN, Series L                                     5.30       6/02/2006          7,323
   30,000    Countrywide Home Loans, Inc., MTN, Series M                                     4.97       8/25/2006         30,009
                                                                                                                      ----------
                                                                                                                          57,332
                                                                                                                      ----------
             Total adjustable-rate notes (cost: $761,306)                                                                761,306
                                                                                                                      ----------

             TOTAL INVESTMENTS (COST: $4,147,389)                                                                     $4,147,389
                                                                                                                      ==========

 N O T E S
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           to Portfolio of INVESTMENTS

USAA MONEY MARKET FUND
APRIL 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

             2. Repurchase  agreements are  valued  at cost, which  approximates market value.

             3. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

         B. As of April 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $4,137,359,000 at April 30, 2006, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (c) Security that has been deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors. The aggregate value of these securities at April 30, 2006, was $40,000,000, which represented 1.0% of the Fund's net assets.

         (d) Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

         (e) Represents less than 0.1% of net assets.

14

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48485-0606                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 19, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 20, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    JUNE 20, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.